Earnings (Loss) Per Share	12 Months Ended
Jun. 30, 2014
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
(18)	Earnings (Loss) Per Share

Basic earnings (loss) per common share are calculated based on the weighted average number of common shares outstanding during the years ended June 30, 2014, 2013, and 2012, respectively. Diluted earnings (loss) per common share assumes the exercise of stock options or the vesting of restricted stock grants, provided in each case the effect is dilutive.

The reconciliation of the amounts used to compute basic and diluted earnings (loss) per common share for the years ended June 30, 2014, 2013, and 2012 is as follows:

	2014	2013	2012
Basic earnings (loss) per share computation
Numerator:
Net income (loss) attributable to Globe Specialty Metals, Inc.	$21,703	(21,028)	54,570
Denominator:
Weighted average basic shares outstanding	74,674,466	75,206,656	75,038,674
Basic earnings (loss) per common share	$0.29	(0.28)	0.73
Diluted earnings (loss) per share computation
Numerator:
Net income (loss) attributable to Globe Specialty Metals, Inc.	$21,703	(21,028)	54,570
Denominator:
Weighted average basic shares outstanding	74,674,466	75,206,656	75,038,674
Effect of dilutive securities	118,551	—	1,585,218
Weighted average diluted shares outstanding	74,793,017	75,206,656	76,623,892
Diluted earnings (loss) per common share	$0.29	(0.28)	0.71

The following potential common shares were excluded from the calculation of diluted earnings (loss) per common share because their effect would be anti-dilutive:

	2014	2013	2012
Stock options and restricted stock grants	172,500	367,554	1,101,079